Summary of significant accounting policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2021 USD ($) restaurant
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 16,608	$ 13,141
Accounts payable for outsourcing	$ 24,149	20,125
Lease term for most restaurants	15 years
Equity method investment, realized gain (loss)	$ 1,131	531
Number of restaurants | restaurant				20
Equity method investments	14,708	13,105		$ 11,000
Equity method investment, gain (loss) on contribution of business	0	8,501	$ 0
Operadora de Franquicias Saile S.A.P.I. de C.V.
Summary Of Significant Accounting Policies [Line Items]
Shareholders ownership percentage				49.00%
Other Investees
Summary Of Significant Accounting Policies [Line Items]
Shareholders ownership percentage				51.00%
Argentina
Summary Of Significant Accounting Policies [Line Items]
Non-monetary asset	133,000
Venezuela
Summary Of Significant Accounting Policies [Line Items]
Non-monetary asset	11,200
Company-operated Restaurants
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	148,776	104,010	60,855
Franchised Operations
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	$ 44,088	$ 32,809	$ 26,486
Investors
Summary Of Significant Accounting Policies [Line Items]
Number of restaurants | restaurant				21
Internal Used Software
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum | Building
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years